Derivative Financial Instruments - Details of Interest rate and currency Derivative Financial Instruments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Switzerland, Francs [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	$ 2,539
DFIs	(2,348)
Net	192
Debt	(11,763)
Euro [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	86,317
DFIs	(72,484)
Net	13,833
Debt	(174,649)
Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	5,059
DFIs	(4,752)
Net	307
Debt	(11,533)
Japan, yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	6,488
DFIs	(2,784)
Net	3,704
Debt	(15,349)
Mexico, Pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	24,523
DFIs	743
Net	25,266
Debt	(111,585)
Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(19,745)
Interbank Yield Curves Sensitivity [member] | Switzerland, Francs [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(12,121)
DFIs	12,082
Net	(39)
Net	(24)
Interbank Yield Curves Sensitivity [member] | Euro [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(198,642)
DFIs	140,860
Net	(57,782)
Net	(29,721)
Interbank Yield Curves Sensitivity [member] | Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(12,636)
DFIs	12,586
Net	(50)
Net	(50)
Interbank Yield Curves Sensitivity [member] | Japan, yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(16,990)
DFIs	9,021
Net	(7,969)
Net	(4,756)
Interbank Yield Curves Sensitivity [member] | Mexico, Pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(119,360)
DFIs	(21,478)
Net	(140,838)
Net	(113,622)
Interbank Yield Curves Sensitivity [member] | Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(23,230)
DFIs	23,230
Net	0
Net	$ 0